Other current liabilities (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Other tax payable	28	22
Customer contract liability, current	84	111
Other current liabilities	36	47
Total other current liabilities	148	180

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Value-Added Tax payable	-	312
Other tax payable	22	5
Customer contract liability, current	111	147
Other current liabilities	47	130
Total other current liabilities	180	594